Discontinued operations	6 Months Ended
Feb. 28, 2023
Discontinued Operations
Discontinued operations

23. Discontinued operations

Winview

During the fourth quarter of fiscal 2022, The Company executed a plan to discontinue operating the Winview business, following a strategic decision to focus the Company’s resources on the key revenue streams of software-as-a-service and advertising. Winview was previously part of the Company’s Gaming segment.

Accordingly, WinView results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. Winview revenue was previously categorized as Direct to consumer.

During the three months ended August 31, 2022, the Company recognized patent impairment expense amounting to $5,029,475. The impairment expense reflects the impact of reductions in estimated future net cash flows for certain portfolios that management determined it would no longer allocate resources to in future periods. The impairment expense consisted of the excess of the asset’s recoverable value over its fair value less costs of disposal. The key assumption in calculating the asset’s recoverable value is cash flow projections of $0. The Company recorded impairment losses of $136,331 to write down the right of use asset to fair value less costs of disposal, the remaining book value of these assets is $0. These impairments were recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

Results from the discontinued operations for Winview and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	-	45,136	-	54,156

Operating expenses
Salaries and wages	-	605,264	-	1,184,544
Consulting	-	388,747	-	756,027
Professional fees	106,958	95,430	108,554	325,017
Sponsorships and tournaments	-	46,326	15,155	107,945
Advertising and promotion	-	214,882	-	354,093
Office and general	11,047	152,544	21,322	306,269
Technology expenses	-	19,537	-	39,208
Amortization and depreciation	-	488,555	-	977,109
Impairment expense	-	-	-	-
Restructuring Costs	-	-	2,242	-
Interest expense	9,271	10,063	15,159	18,332
(Gain) loss on foreign exchange	351	1,218	852	1,218
Non-operational professional fees	50,000	625,944	10,933	1,600,391
Net income (loss) from discontinued operations	(177,627)	(2,603,374)	(174,217)	(5,615,997)

	For the six months ended
	February 28, 2023	February 28, 2022

Net cash provided by (used in) operating activities	(99,525)	110,929
Net cash used in financing activities	32,761	(106,212)
Change in cash	(66,764)	4,717
Cash, beginning of period	20,612	52,746
Cash, end of period	(46,152)	57,463

UMG

The Company entered into an agreement on June 13, 2022, to sell certain assets of UMG for $100. On June 30, 2022, the Company completed the sale. Concurrently with the sale agreement the Company entered into a transition services agreement with the purchaser for a total value of $300,000 of which $262,000 has been recognized as additional purchase consideration in other receivables, with payments beginning July 31, 2022, and the remainder to be paid in full, 12 months following the first payment.

Accordingly, UMG results for the current and comparative periods have been presented as discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss. UMG revenue was previously categorized as Direct to consumer.

During the quarter ended May 2022, the Company recognized impairment expense relating to assets not disposed of in connection with the UMG asset sale amounting to $476,404. The impairment expense reflects the reductions to $0 of the right of use asset, application platform and brand intangible assets, and a group of fixed assets. The impairment expense consisted of the excess of the asset’s carrying values over their fair values less costs of disposal. (Notes 10, 14 and 15). These impairments are recorded in the Gain (loss) from discontinued operations within the Consolidated Statements of Loss and Comprehensive Loss

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

Results from the discontinued operations for UMG and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	7,022	221,899	14,065	245,729

Operating expenses
Salaries and wages	1,335	343,458	1,335	680,797
Consulting	-	-	-	-
Professional fees	840	17,666	1,980	3,701
Sponsorships and tournaments	(121,827)	189,720	(121,827)	577,187
Advertising and promotion	126,202	6,212	29	16,243
Office and general	212	20,559	633	36,953
Technology expenses	116	34,533	3,316	62,347
Amortization and depreciation	6,672	111,764	22,131	240,609
Impairment expense	-	266,470	-	266,470
Restructuring Costs	-	90,539	-	90,539
Interest expense	120	4,360	265	9,497
(Gain) loss on foreign exchange	(966)	1,376	(13,377)	30,166
Net income (loss) from discontinued operations	(5,682)	(864,758)	119,580	(1,768,780)

	For the six months ended
	February 28, 2023	February 28, 2022

Net cash provided by (used in) operating activities	(8,402)	(263,996)
Net cash used in financing activities	-	(43,273)
Change in cash	(8,402)	(307,269)
Cash, beginning of period	109,378	175,296
Cash, end of period	100,976	(131,973)

Eden Games

The Company committed to a plan to sell Eden Games, S.A. (“Eden Games”) during the second quarter of fiscal 2022, following a strategic decision to focus the Company’s resources on the key revenue streams of direct-to- consumer, software-as-a-service, and advertising. Eden Games was previously part of the Company’s Gaming segment. On April 6, 2022, the Company completed the sale of Eden Games.

To facilitate the sale of Eden Games, under a separate agreement, the Company agreed to purchase Euro- denominated 6% promissory notes amounting to Euro 1,453,154 ($1,558,319) that were due to the former co-founders of Eden Games from third parties. Euro 1,081,081 ($1,181,005) of the consideration was paid on the closing of the sale with the remainder due in two equal payments on April 4, 2023, and October 6, 2023. The promissory notes receivable was classified at fair value through profit and loss based on management’s expectations about the proposed terms of settlement with the counterparties to the promissory notes and in accordance with the Company’s accounting policies. In November 2022 the Company through a setoff agreement recovered $591,781 (Notes 7 and 16). Currently the fair value of the remaining promissory notes receivable is estimated at $0.

Accordingly, Eden Games’ results for the current and comparative periods have been presented as discontinued operations within the Interim Condensed Consolidated Statements of Income (loss) and Comprehensive Income (loss).

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

Results of discontinued operations for Eden and the related cash flows are as follows:

	For the three months ended		For the six months ended
	February 28, 2023	February 28, 2022	February 28, 2023	February 28, 2022
			$	$
Revenues
Revenue	-	2,223,077	-	4,325,203

Operating expenses
Salaries and wages	-	891,134	-	1,784,054
Consulting	-	271,534	-	693,619
Professional fees	-	-	-	-
Sponsorships and tournaments	-	-	-	-
Advertising and promotion	-	-	-	-
Office and general	-	9,602	-	185,096
Technology expenses	-	-	-	-
Amortization and depreciation	-	109,894	-	222,989
Share-based payments	-	(46)	-	(94)
Interest expense	-	3,209	-	7,161
(Gain) loss on foreign exchange	-	6,546	-	39,350
Net income (loss) from discontinued operations	-	931,204	-	1,393,028

	For the six months ended
	February 28, 2023	February 28, 2022
	$	$

Net cash provided by (used in) operating activities	-	55,334
Net cash used in financing activities	-	(50,714)
Change in cash	-	4,620
Cash, beginning of period	-	270,571
Cash, end of period	-	275,191

Motorsport Group

On November 3, 2020, the Company, following a detailed strategic review in connection with the merger of Torque Esports, Frankly and WinView, announced that it has completed the sale of IDEAS+CARS, The Race Media, WTF1, Driver DataDB and Lets Go Racing (collectively the “Motorsport Group”) to Ideas + Cars Holdings Limited, a third party investment group based in the UK. As a result, the Company eliminated its funding obligations related to the cost of maintaining and growing these auto media businesses and certain accrued liabilities. Accordingly, the operational results for this group were presented as a discontinued operation.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

Results of discontinued operations for the Motorsports Group are as follows:

For the six months ended
	February 28, 2023	February 28, 2022
	$	$

Net cash provided by (used in) operating activities	-	-
Disposal of Motorsports	-	-
Change in cash	-	-
Cash, beginning of period	-	-
Cash, end of period	-	-